UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30 ,2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Staar Alternative Categories Fund       (SITAX)

Staar General Bond Fund                     (SITGX)

Staar International Fund                       (SITIX)

Staar Larger Company Stock Fund      (SITLX)

Staar Short-Term Bond Fund               (SITBX)

Staar Smaller Company Stock Fund   (SITSX)

JUNE 30, 2017

(UNAUDITED)

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS

 JUNE 30, 2017 (UNAUDITED)

Dear Shareholders,

The first half of 2017 saw healthy gains in large company U.S. stocks.  Small company stocks stalled in the first half.  International stocks outgained the U.S. with emerging markets leading the way.   The largest gains generally came in a handful of sectors such as technology, health care and growth.

There are a number of positive factors helping to propel stocks upward.  The U.S. economy continues to grow and companies have shown continued profits.  Overseas economies have shown improvement.  Add the fact that interest rates are still historically low, offering little income, and if interest rates rise, bonds lose value.

Our concerns going forward include high historical stock valuations and geopolitical uncertainties.  The dramatically increased debts incurred by our and other governments in combating the 2008 crisis are a significant concern.  A bad event or even just a slowing of corporate earnings growth could trigger at least a significant market correction.

Our approach seriously considers risks, which has helped generate superior results during past bear markets.  We have weighted our stock portfolios towards income and value, and less towards growth stocks.  We have increased cash positions.  We have continued to keep our average bond maturities short term (under three years).

I am reminded of Will Rogers, who once said, “I am more concerned with the return of my money than the return on my money.”  Sooner or later the markets will go down.   While there does not appear to be a recession on the immediate horizon, we think a 6-10% “correction” would be healthy and provide us with some opportunities to buy at lower prices.

But for you, our valued shareholders, your investment portfolios need to be complemented with sound financial planning.  Among the important discussions to have with your advisors and spouses:

•

If you are younger, are you saving and investing enough to meet your goals?

•

If you are nearing retirement, have you mapped out income sources, budgets and determined if and when you can afford to retire?

•

Have you examined your risks and planned for them?  Income and expenses; debt management, investment strategies; health care; long term care; insurance.

•

Do you have a well-conceived estate plan and are your wills and trusts (if needed) up to date?

•

If you are a business owner have you updated your business plan?  Do you have a well thought out succession plan in the event of eventual retirement, disability or death?

We stand ready to help.  Please call if you have questions or concerns.  Thank you for your continued confidence and trust.

Sincerely yours,

J. Andre Weisbrod

Chairman, STAAR Investment Trust Board of TTEEs

CEO, STAAR Financial Advisors, Inc., Adviser to the Funds

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE

 JUNE 30, 2017 (UNAUDITED)

AltCat Fund Management Discussion of Performance

The AltCat Fund experienced a +5.5% return for the first half of 2017.  This trailed the MSCI ACWI world stock capital weighted index (+11.5%) and the Morningstar World Stock Funds average (+12.9%). In short, our conservative approach to these markets has resulted in underperformance.  For some time we have viewed the risks in global stocks to be increasing as prices go up.  Some of the areas that created more gains in the first six months, such as technology, emerging markets and healthcare are underweighted in the Fund.  We also had a few positions that suffered significant downturns and our overweighting toward energy contributed negatively to performance.   We are tending to overweight somewhat toward value equities, have increased our cash position and think we are reasonably positioned for the risk of a correction.

Investors should understand that the AltCat Fund does not fit neatly into any category.  It is flexibly managed and utilizes a wider scope of categories to maximize diversity.   As with all our stock funds, we are seeking to organize our portfolio so as to achieve good long term returns in line with our objectives with an eye to cautious risk management.  Among our best performing major positions owned at the beginning of the year were American Tower Corp.  (+26.4%), Apple Inc. (+25.4%), iShares U.S. Medical Devices ETF (+25.4%), WisdomTree India Earnings ETF (+21.3%), BLDRS Emerging Markets 50 ADR ETF (+19.7%), iShares Global Technology ETF (+19.5%), Vanguard Healthcare Inv. Fund (+17.8%), iShares NASDAQ Biotech ETF (+17.2%) and iShares US Technology ETF (+17.2%).

Among the underperformers were Inventure Foods -56.2%), Vanguard Energy ETF (-14.2%), Verizon Comm. (-14.2%), Franklin Natural Resources Fund (-13.7%), iShares North American Natural Resources ETF (-11.2%), iShares Global Energy ETF (-9.5%), AT&T Inc. (-9.0%), Exxon Mobile Corp (-8.9%), WisdomTree SmallCap Dividend ETF (-1.2%), and Southern Co. (-0.4%).

General Bond Fund Management Discussion of Performance

The Fund posted a -0.5% return for the first half of 2017.  Since our average maturity is under three years, this fund is more comparable to short term bond funds and the Barclay’s Gov’t/Credit 1-3 Year Aaa Index (+0.7%).  Our goal under current conditions is to create a reasonable total return with less risk than most intermediate and long term bond funds.  Overall we are disappointed not to have had a positive total return.  But with interest rates likely to rise, we think it prudent to keep average maturities and duration toward the short term side, and we are satisfied the portfolio is well positioned to weather rising interest rates.

International Fund Management Discussion of Performance

International stocks generally outperformed U.S. stocks.  A decline in the dollar vs. other currencies also contributed. The INTF produced a +13.5% return in the first half of 2017, nearly even with the EAFE International Index (+13.8%).

We continue to think many of the International markets are comparatively undervalued while the U.S. markets are mostly overvalued.  Barring a world-wide recession, we think

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE (CONTINUED)

 JUNE 30, 2017 (UNAUDITED)

International stocks have a larger upside then U.S. stocks.  And if the dollar continues to retreat, International investments will benefit going forward.

An International allocation is appropriate for most investor portfolios.  Not only will there be times when foreign economies and companies do better than the U.S., but International positions help hedge portfolio values against currency valuation risks.  Among our best performing major positions owned at the beginning of the year were Templeton Developing Markets Fund (+21.4%), WisdomTree India earnings ETF (+21.3%), BLDRS Emerging Markets 50 ADR ETF (+19.7%), iShares Switzerland ETF (+18.5%), Calamos International Growth Fund (+18.2%), and iShares MSCI Emerging Markets ETF (+18.1%).

Underperformers included Accenture PLC A (+6.6%), Deutsche X-Trackers MSCI EAFE Hedged ETF (+8.2%), iShares Australia ETF (+8.7%), SPDR S&P International Dividend ETF (+9.9%), WisdomTree International Dividend ex-Financials ETF (+10.4%), and WisdomTree International High Dividend ETF (+10.8%).

Larger Company Stock Fund Management Discussion of Performance

The LCSF returned +8.4% in in the first half of 2017, trailing the S&P 500 (+9.3%) and the Morningstar Large Blend Funds average (+8.6%).  The major difference was due to a larger cash equivalent position and emphasis on more conservative “value”/income-oriented positions.  Overall we are satisfied with this performance.  As the market continues to go up along with valuations, we are getting more conservative.

Among the better performing positions were American Tower Corp.  (+26.4%), iShares U.S. Medical Devices ETF (+25.4%), iShares NASDAQ Biotech ETF (+17.2%), iShares US Technology ETF (+17.2%), PowerShares QQQ ETF (+16.7%), Johnson & Johnson (+16.3%), and iShares U.S. Health Care ETF (+16.1%).

Underperforming major holdings included Vanguard Energy ETF (-14.2%), Verizon Comm. (-14.2%), AT&T Inc (-9.0%), Jacobs Engineering (-4.1%), Southern Co. (-0.4%), Vanguard REIT ETF (+2.6%) and S&P 500 High Dividend ETF (+3.2%).

Short Term Bond Fund Management Discussion of Performance

Similarly to the General Bond Fund, the Fund experienced a slight loss (-0.2%) compared to Barclay’s Gov’t/Credit 1-3 Year Aaa Index (+0.7%).  Investors should remember that our approach to this Fund's management is to provide an alternative to a money market fund, since most of our shareholders use this fund as a short-term conservative option and a place to hold funds until ready to invest them in one of the stock funds.  Going forward we see short-term interest gradually rising over the next couple years.  In the interest of helping this Fund fulfill its purpose better, the Adviser has waived its management fees since mid 2014.

Smaller Company Stock Fund Management Discussion of Performance

Small company stocks have trailed this year.  The SCSF gained +1.16% in the first half of 2016 compared to +4.99% for the Russell 2000 and +3.24% for the Morningstar Small

STAAR INVESTMENT TRUST

MANAGEMENT DISCUSSION OF PERFORMANCE (CONTINUED)

 JUNE 30, 2017 (UNAUDITED)

Blend Funds average.  Our cash position and risk management strategy held the fund back.  As with our other equity funds, we are concerned about increasing risks as stock prices rise.  We are tending to overweight somewhat toward value equities, have increased our cash position and think we are reasonably positioned for the risk of a correction.

Our best performing positions were Zix Corp (+15.2%), Eastgroup Properties Inc (+15.2%), Columbia Acorn Z Fund (+12.4%), Medical Properties Trust Inc. (+8.5%), and Guggenheim S&P SmallCap 600 Pure Growth ETF (+6.6%).

Underperforming major positions included Inventure Foods (-56.2%), WidomTree Investments Inc. (-7.3%), One Liberty Properties (-3.3%), Franklin Microcap Value Fund (-2.8%), Touchtone Small Cap Y Fund (-1.7%) and WisdomTree US Small Cap Dividend ETF (-1.2%).

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

    Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

 Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

Note: Allocations are percent of Net Asset Value.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

Perspective & Performance Indexes used for comparisons are selected as being closest to each Fund’s objectives.

AltCat (Alternative Categories) Fund (SITAX)-- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 06/30/17	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund (ACF)	+2.40%	+5.46%	+8.16%	-0.29%	+5.70%	+1.72%	+4.26%	+4.46%
MSCI ACWI NR USD Index*	+4.27%	+11.48%	+18.78%	+4.82%	+10.54%	+3.71%	N/A	N/A
S&P 500 Index	+3.09%	+9.34%	+17.90%	+9.61%	+14.63%	+7.18%	+7.36%	+8.37%
Morningstar World Large Stock Index	+5.10%	+12.88%	+18.02%	+4.53%	+10.57%	+3.77%	+5.87%	+6.38%

*While the Fund, by design, does not necessarily correlate closely with any index in any given year, the MSCI ACWI USD Index is considered by management as a closer fit to the AltCat Fund than other indexes.  Over the years the exposure to international stocks has risen and generally ranges between 20% and 35%.  Therefore a world stock index will fit better with this Fund.

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

STAAR General Bond Fund (SITGX)-- A high-grade general bond portfolio of US Gov't Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 06/30/17	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR General Bond Fund (GBF)	-0.05%	-0.53%	-1.41%	-0.57%	+0.07%	+1.30%	+2.95%	+2.91%
Barcap Intermed Gov/Cred Index	+0.94%	+1.73%	-0.21%	+1.92%	+1.77%	+3.87%	+4.81%	+4.84%
Morningstar Intermed-Term Bd Fd Avg	+1.49%	+2.57%	+0.94%	+2.21%	+2.45%	+4.30%	+4.70%	+4.74%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

International Fund (SITIX) -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 06/30/17	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR International Fund (INTF)	+5.19%	+13.49%	+15.77%	-2.36%	+2.75%	-1.20%	+2.77%	+3.52%
EAFE Index	+6.12%	+13.81%	+20.27%	+1.15%	+8.69%	+1.03%	+4.88%	+4.71%
Morningstar Foreign Large Blend Fds Avg	+6.25%	+14.45%	+19.13%	+1.18%	+7.81%	+0.96%	+3.74%	+4.14%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Larger Company Stock Fund (SITLX) -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies.  Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 06/30/17	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Company Stock Fund (LCSF)	+2.49%	+8.39%	+10.64%	+3.72%	+8.71%	+2.80%	+4.18%	+4.90%
S&P 500 Index	+3.09%	+9.34%	+17.90%	+9.61%	+14.63%	+7.18%	+7.36%	+8.37%
Morningstar Large Blend Fds Avg	+2.92%	+8.65%	+17.17%	+7.60%	+13.35%	+6.21%	+6.17%	+7.01%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.

STAAR Short Term Bond Fund (SITBX) -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an

STAAR INVESTMENT TRUST

PERFORMANCE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

average maturity between 1 and 3 years.

For periods ending 06/30/17	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Short Term Bond Fund (STBF)	-0.11%	-0.22%	-0.56%	-0.30%	+0.18%	+0.62%	+2.81%	+2.86%
Barcap 1-3 Year US Govt Index	+0.31%	+0.72%	+0.35%	+0.95%	+0.95%	+2.30%	+3.62%	+3.74%
Morningstar Short-Term Bd Fd Avg	+0.56%	+1.20%	+1.23%	+1.08%	+1.31%	+2.46%	+3.24%	+3.35%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Smaller Company Stock Fund (SITSX) -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 06/30/17	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Company Stock Fund (SCSF)	+2.06%	+1.16%	+15.54%	+2.48%	+8.90%	+2.82%	+6.46%	+6.50%
Russell 2000 Index	+2.46%	+4.99%	+24.60%	+7.36%	+13.70%	+6.92%	+8.24%	+8.47%
Morningstar Small Blend Fds Avg	+1.53%	+3.24%	+20.96%	+5.70%	+12.75%	+6.12%	+8.91%	+9.26%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing.

For a current prospectus, call 1-888-717-8227 or visit www.staarfunds.com

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 13.70%

Beverages - 1.08%
250	Diageo Plc. ADR *	$ 29,958

Communications Services, NEC - 0.82%
600	AT&T, Inc.	22,638

Electric Services - 2.29%
900	PPL Corp.	34,794
600	Southern Co.	28,728
		63,522
Electronic Computers - 0.52%
100	Apple, Inc.	14,402

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.56%
750	V.F. Corp.	43,200

Miscellaneous Food Preparation - 0.68%
4,400	Inventure Foods, Inc. *	18,964

National Commercial Banks - 0.49%
1,000	Huntington Bancshares, Inc.	13,520

Perfumes, Cosmetics & Other Toilet Preparations - 0.50%
900	United Guardian, Inc.	13,908

Petroleum Refining - 0.95%
325	Exxon Mobil Corp.	26,237

Pharmaceutical Preparations - 0.95%
200	Johnson & Johnson	26,458

Retail-Variety Stores - 0.87%
150	Costco Wholesale Corp.	23,989

Services-Business Services, NEC - 0.67%
150	Accenture Plc. Class A	18,552

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

Services-Computer Processing & Data Preparation - 0.82%
4,000	Zix Corp. *	$ 22,760

State Commercial Banks - 0.53%
150	Northern Trust Corp.	14,582

Telephone Communications - 0.97%
600	Verizon Communications, Inc.	26,796

TOTAL FOR COMMON STOCKS (Cost $295,332) - 13.70%		379,486

EXCHANGE TRADED FUNDS - 42.67%
800	Builders Emerging Markets 50 ADR Index Fund	30,824
1,050	Consumer Staples Select Sector SPDR Fund	57,687
400	DB X-trackers MSCI EAFE Hedged Equity ETF	12,008
600	First Trust Dorsey Wright International Focus 5 ETF	11,784
500	Guggenheim S&P High Infra ETF	13,990
1,000	iShares Global Energy ETF	31,040
350	iShares Global Healthcare ETF	38,272
300	iShares Global Technology ETF	39,279
550	iShares MicroCap ETF	48,911
250	iShares MSCI EAFE Index Fund	16,300
70	iShares NASDAQ Biotechnology ETF	21,706
300	iShares North American Natural Resources ETF	9,498
150	iShares Russell 2000 ETF	21,138
1,100	iShares Russell MidCap Growth Index Fund	118,877
600	iShares S&P 600 SmallCap Growth ETF	93,570
300	iShares S&P Global Infrastructure ETF	13,191
200	iShares U.S. Healthcare ETF	33,252
300	iShares U.S. Medical Devices ETF	49,983
400	iShares U.S. Regional Banks ETF	18,220
400	iShares U.S. Technology ETF	55,888
200	iShares U.S. Utilities ETF	26,006
900	Powershares Global Water Portfolio	21,356
1,200	Powershares S&P 500 High Dividend Low Volatility Porfolio	48,276
1,000	ProShares S&P 500 Dividend Aristocrats	57,770
500	PureFunds ISE Cyber Security ETF *	15,010
50	SPDR Gold Shares *	5,901
50	SPDR S&P 500 EFT	12,090

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - (Continued)
300	SPDR S&P High Dividend ETF	$ 10,590
300	Vanguard Dividend Appreciation ETF	27,801
200	Vanguard Energy ETF	17,700
700	Vanguard REIT Index	58,261
400	Wisdom Tree International High Div Fund	16,700
1200	Wisdom Tree U.S. Midcap Earnings Fund	42,960
200	WisdomTree India Earnings Fund	4,902
700	WisdomTree International SmallCap Dividend Fund	48,671
400	WisdomTree SmallCap Dividend ETF	32,192
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $862,691) - 42.67%		1,181,604

OPEN END MUTUAL FUNDS - 32.02%
1,170	AF Smallcap World FD F-2 *	62,333
5,350	Franklin Global Mutual Discovery Fund Class A *	174,310
3,867	Franklin Natural Resources Fund Class A *	90,831
10,203	Live Oak Health Sciences Fund *	211,314
2,667	Matthews Asian Growth & Income Fund	45,507
1,761	Vanguard Energy Fund	85,109
1,026	Vanguard Health Care Fund	217,209
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $505,754) - 32.02%		886,613

REAL ESTATE INVESTMENT TRUSTS - 3.84%
250	American Tower Corp.	33,080
300	Eastgroup Properties Inc.	25,140
700	HCP, Inc.	22,372
2,000	Medical Properties Trust, Inc.	25,740
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $79,992) - 3.84%		106,332

MONEY MARKET FUND - 7.67%
212,441	Federated Prime Obligations Fund-Institutional Class 0.82% ** (cost $212,441)	212,441

TOTAL INVESTMENTS (Cost $1,956,210) - 99.90%		2,766,476

OTHER ASSETS LESS LIABILITIES - 0.10%		2,871

NET ASSETS - 100.00%		$ 2,769,347

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 85.20%

Automobile Manufacturing - 1.71%
25,000	BMW Bk N.Am Salt LK CD 1.25%, 3/12/2018	$ 25,031

Banking - Global - 1.37%
20,000	CorpBanca 3.125%, 1/15/2018	20,099

Banks - Domestic MTN - 1.67%
25,000	Credit Suisse Nassau 2.00%, 8/31/2021 **	24,530

Commerce-Banks Central US - 10.94%
30,000	BMO Harris Bank CD 1.00%, 12/8/2021 **	29,935
30,000	GE Capital Retail Bank CD 1.85%, 5/4/2020	30,069
50,000	GE Capital Retail Bank CD 1.50%, 3/28/2018	50,100
50,000	GE Capital Retail Bank CD 2.00%, 4/13/2018	50,294
		160,398
Commerce-Banks Eastern US - 3.76%
35,000	Goldman Sachs Bank CD 1.6%, 3/11/2019	35,038
20,000	Goldman Sachs Bank CD 2.00%, 6/4/2019	20,134
		55,172
Commercial Banks-Non US - 1.72%
25,000	Sate Bank of India CD 2.4% 3/14/2022	25,248

Commercial Service-Finance - 5.14%
25,000	Air Lease Corp. 2.125%, 1/15/2018	25,044
50,000	GATX Corp. 2.50%, 7/30/2019	50,261
		75,305
Diversified Banking Institution - 22.73%
25,000	Ally Bank CD 1.35% 10/15/2018	24,975
25,000	Ally Bank CD 1.80% 2/28/2020	25,042
25,000	Bank of America 2.151% 4/07/2017	24,887
25,000	Capital One Bank CD 2.1% 3/8/2021	25,168
30,000	Capital One Bank CD 2.20% 5/3/2021	30,292
25,000	Capital One Bank USA CD 1.60% 4/22/2019	25,015
30,000	JP Morgan Chase BK CD 1.80% 3/16/2020	30,046
50,000	Royal Bank of Canada 2.00% 1/29/2021	50,199
50,000	Royal Bank of Canada 2.25% 3/19/2021	49,807
25,000	Goldman Sachs Group, Inc. 2.00%, 5/13/2020	24,689
25,000	Goldman Sachs Group, Inc. 2.25%, 8/31/2026 **	23,143
		333,263

**Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares/Principal		Value

Finance-Auto Loans - 5.10%
25,000	Ford Motor Credit Co. 1.684%, 9/8/2017	$ 25,006
25,000	Ford Motor Credit Co. 2.90%, 3/20/2019	25,014
25,000	Ford Motor Credit Co. 3.50%, 3/20/2021	24,799
		74,819
Finance Investor Broker - Banker - 1.66%
25,000	Jefferies Group LLC. 3.00%, 8/26/2024 **	24,321

Food & Beverage - 3.07%
25,000	Beam, Inc. 1.75%, 6/15/18	24,978
20,000	Conagra Foods, Inc. 1.90%, 1/25/2018	19,994
		44,972
Integrated Oils - 1.73%
25,000	ConcocoPhillips Co. 2.875%, 11/15/2021	25,401

Intermediate Bonds - 1.70%
25,000	Ford Motor Credit CO 3.10% 4/20/2022	24,886

Intermediate US Gov't/Gov't Agency - 5.11%
25,000	Catholic Health Init 1.60% 11/01/2017	25,004
25,000	DOW Chemical Co.SR 1.90% 3/15/2018	24,915
25,000	Goldcorp INC, NEW 2.125% 3/15/2018	25,027
		74,946
Larger Co. Stocks - 1.72%
25,000	Cardinal Health, Inc. 2.40% 11/15/2019	25,143

Metal Mining - 1.37%
20,000	Teck Resources, Ltd. 2.50%, 2/1/2018	20,025

Oil & Gas Field Machinery & Equipment - 2.44%
35,000	Transocean, Inc. 6.00%, 3/15/2018	35,788

Services-High School - 3.41%
50,000	Jefferson High School 2.00%, 8/01/2018	50,017

Short Term Corporate - 7.13%
20,000	Deutsche Bank AG 2.25%, 9/15/2018	19,543
35,000	Deutsche Bank AG 2.85%, 5/10/2019	35,373
25,000	Dr. Pepper Snapple Group 2.00% 1/15/2020	24,906
25,000	Kroger Co. 1.50% 9/30/2019	24,629
		104,451

**Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares/Principal		Value

Water, Sewer, Pipeline - 1.72%
25,000	Kinder Morgan Energy Partners LP., 2.65%, 2/1/2019	$ 25,170

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,249,511) - 85.20%		1,248,985

EXCHANGE TRADED FUNDS - 8.60%
600	iShares Lehman TIPS Bond *	68,058
1,000	Spdr Barclays Short Term Treasury *	30,160
300	Vanguard Mortgage-Backed Securities *	15,798
150	Vanguard Short-Term Corp. Bond Index Fund *	12,006
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $118,190) - 8.60%		126,022

MONEY MARKET FUND - 5.61%
82,213	Federated Prime Obligations Fund - Institutional Class 0.82% ** (Cost $82,213)	82,213

TOTAL INVESTMENTS (Cost $1,449,914) - 99.41%		1,457,220

OTHER ASSETS LESS LIABILITIES - 0.59%		8,713

NET ASSETS - 100.00%		$ 1,465,933

* Non-income producing securities during the period.

**Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCK - 1.49%

Beverages - 0.88%
150	Diageo Plc. ADR *	$ 17,975

Services - Business Services - 0.61%
100	Accenture Plc Class A	12,368

TOTAL FOR COMMON STOCK (Cost $18,593) - 1.49%		30,343

EXCHANGE TRADED FUNDS - 32.71%
1,400	Builders Emerging Markets 50 ADR Index Fund	53,942
3,000	DB X-Trackers MSCI EAFE Hedged Equity Fund	90,060
3,000	First Trust Dorsey Wright International Focus 5 ETF	58,920
600	iShares MSCI Australia ETF	13,008
400	iShares MSCI EAFE ETF	26,080
700	iShares MSCI Emerging Markets ETF	28,973
500	iShares MSCI Switzerland Capped ETF	17,155
700	SPDR S&P International Dividend ETF	27,384
700	Vanguard Global Ex-U.S Real Estate ETF	39,375
700	Wisdom Tree EM Markets Small Cap Division Fund	32,025
600	Wisdom Tree International Dividend Top 100	24,480
500	WisdomTree India Earnings Fund	12,255
2,400	WisdomTree International Small Cap Dividend Fund	166,872
1,800	WisdomTree International High Dividend ETF	75,150
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $581,235) - 32.71%		665,679

OPEN END MUTUAL FUNDS - 59.26%
4,541	AF Europacific Growth FD F-2	235,313
2,123	Calamos International Growth Class A *	40,103
4,014	Harbor International Fund Institutional Class *	272,118
2,500	Putnam International Capital Opportunities Fund Class A *	94,750
6819	Saturna Sextant International *	111,282
17,508	T Rowe Price International Growth & Income Funds *	254,393
6,076	Templeton Developing Markets Trust Class A	116,659
5,549	The Aberdeen International Equity Fund Institutional Service Class	81,567
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $747,672) - 59.26%		1,206,185

* Non-income producing securities during the period.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 6.51%
132,429	Federated Prime Obligations Fund - Institutional Class 0.82% ** (cost $132,429)	$ 132,429

TOTAL INVESTMENTS (Cost $1,479,929) - 99.97%		2,034,636

OTHER ASSETS LESS LIABILITIES - 0.03%		582

NET ASSETS - 100.00%		$ 2,035,218

** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCK - 9.36%

Beverages - 1.07%
250	Pepsico, Inc.	$ 28,873

Communications Services, NEC - 0.42%
300	AT&T, Inc.	11,319

Converted Paper & Paperboard Products - 1.00%
210	Kimberly Clark Corp.	27,113

Electric Services - 2.35%
900	PPL Corp.	34,794
600	Southern Co.	28,728
		63,522
Heavy Construction Other Than Blgs Const - Contractors - 0.20%
100	Jacobs Engineering Group, Inc.	5,439

Larger Co. Stocks - 0.73
150	Johnson & Johnson	19,843

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.49%
700	V.F. Corp.	40,320

Retail-Variety Stores - 1.18%
200	Costco Wholesale Corp.	31,986

Services-Computer Processing - 0.10%
500	Zix Corp. *	2,845

Telephone Communications - 0.82%
500	Verizon Communications, Inc.	22,330

TOTAL FOR COMMON STOCK (Cost $167,515) - 9.36%		253,590

EXCHANGE TRADED FUNDS - 29.55%
1,800	Consumer Staples Select Sector SPDR	98,892
800	First Trust ISE Cloud Computing Index	31,600
200	Guggenheim S&P 500 Equal Weight ETF	18,536
300	iShares Core S&P 500 ETF	73,023
45	iShares Nasdaq Biotechnology	13,954

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - (Continued)
1,900	iShares Russell Mid Cap Growth Index	$ 205,333
250	iShares U.S. Healthcare ETF	41,565
400	iShares U.S. Medical Devices ETF	66,644
200	iShares U.S. Real Estate ETF	15,954
300	iShares U.S. Tech ETF	41,916
200	iShares U.S. Utilities ETF	26,006
150	PowerShares QQQ ETF	20,646
300	PowerShares S&P 500 High Dividend Low Volatility Portfolio	12,069
300	ProShares S&P 500 Dividend Aristocrats	17,331
500	PureFunds ISE Cyber Security ETF *	15,010
300	SPDR S&P 500 High Dividend ETF	10,590
300	Vanguard Dividend Appreciation ETF	27,801
200	Vanguard Energy ETF	17,700
550	Vanguard REIT Index	45,776
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $543,481) - 29.55%		800,346

OPEN-END MUTUAL FUNDS - 54.08%
6,002	AF Fundamental Investors Fund Class F-1	353,406
8,326	AMG Yacktman Service *	192,503
11,060	Brown Advisory Growth Equity Fund	219,979
5,800	Franklin Rising Dividends Fund Class A	327,236
3,045	Mairs & Power Growth Fund	371,506
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $655,248) - 54.08%		1,464,630

REAL ESTATE INVESTMENT TRUSTS - 2.43%
400	American Tower Corp.	52,928
400	HCP, Inc.	12,784
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $40,738) - 2.43%		65,712

MONEY MARKET FUND - 4.49%
121,490	Federated Prime Obligations Fund - Institutional Class 0.82% ** (Cost $121,490)	121,490

TOTAL INVESTMENTS (Cost $1,528,472) - 99.91%		2,705,768

OTHER ASSETS LESS LIABILITIES - 0.09%		2,510

NET ASSETS - 100.00%		$ 2,708,278

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 84.54%

Banking - 6.39%
30,000	Barclays Bank Delaware CD 1.15%, 7/3/2017	$ 30,000
20,000	Barclays Bank PLC 2.00% 5/31/2019	19,785
		49,785
Commerce-Banks Eastern US - 3.23%
25,000	Discover Bank CD 2.05%, 10/9/18	25,179

Commerce-US Banks Domestic - 5.13%
15,000	Goldman Sachs Bank CD 1.85% 5/4/2020	15,035
25,000	Key Bank CD 1.70% 3/9/2020	24,974
		40,009
Commercial Services-Finance - 3.86%
30,000	Air Lease Corp. 2.125%, 1/15/2018	30,053

Communication Services, Nec - 5.13%
40,000	AT&T, Inc. 1.40%, 12/01/2017	39,967

Diversified Banking Institution - 20.53%
25,000	Ally Bank CD 1.50% 3/4/2019	24,987
30,000	Ally Bank CD 1.80% 3/2/2020	30,050
25,000	Bank of America 2.151% 11/9/2020	24,887
25,000	Capital one Bank CD 1.50% 3/8/2019	24,986
25,000	Capital one Bank CD 1.60% 4/22/2019	25,015
30,000	JP Morgan Chase BK CD 1.80% 3/16/2020	30,046
		159,971
Finance Auto Loans - 3.80%
30,000	Ford Motor Credit Co 2.35% 3/20/2020	29,604

Intermediate US Gov't/Gov't Agency - 3.85%
30,000	DOW Chemical Co. 2.50% 3/15/2020	30,000

Larger Company Stocks - 8.33%
25,000	Cardinal Health, Inc. 2.40% 11/15/2019	25,143
40,000	EMC Corp. 1.875%, 6/1/2018	39,776
		64,919
Oil & Gas Field Services, NEC - 3.85%
30,000	FMC Technologies, Inc. 2.00%, 10/01/2017	29,987

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares/Principal		Value

Services-High School - 6.41%
50,000	Jefferson Union High School 1.45%, 8/1/2017	$ 49,988

Short Term Corporate - 10.85%
20,000	Deutsche Bank AG 2.25%, 9/15/2018	19,543
40,000	Deutsche Bank AG 2.85%, 5/10/2019	40,426
25,000	Kroger Co. 1.50% 9/30/2019	24,629
		84,598
Telephone Communications - 3.18%
25,000	Verizon Communication 1.375% 8/15/2019	24,778

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $659,890) - 84.54%		658,838

EXCHANGE TRADED FUNDS - 6.16%
600	Vanguard Short-Term Corporate Bond Index Fund *	48,024
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $47,899) - 6.16%		48,024

MONEY MARKET FUND - 8.80%
68,548	Federated Prime Obligations Fund - Institutional Shares 0.82% * (Cost $68,548)	68,548

TOTAL INVESTMENTS (Cost $776,337) - 99.50%		775,410

OTHER ASSETS LESS LIABILITIES - 0.50%		3,915

NET ASSETS - 100.00%		$ 779,325

* Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (UNAUDITED)

Shares		Value

COMMON STOCK - 1.94%

Commodity Contracts Brokers & Dealers - 0.51%
1500	Wisdomtree Investments, Inc.	$ 15,255

Miscellaneous Food Preparation - 0.65%
4,500	Inventure Foods, Inc. *	19,395

Perfumes, Cosmetics & Other Toilet Preparations - 0.31%
600	United Guardian, Inc.	9,272

Services-Computer Processing & Data Preparation - 0.47%
2,500	Zix Corp. *	14,225

TOTAL FOR COMMON STOCK (Cost $63,060) - 1.94%		58,147

EXCHANGE TRADED FUNDS - 53.68%
300	Guggenheim S&P SmallCap 600 Pure Growth ETF	30,861
2,875	iShares MicroCap ETF	255,674
200	iShares Russell 2000 ETF	28,184
1,200	iShares Russell 2000 Value ETF	142,644
4,000	iShares S&P SmallCap 600 Growth ETF	623,800
900	WisdomTree Midcap Earnings	32,220
5,050	WisdomTree Small Cap Dividend	406,424
900	WisdomTree Small Cap Earnings ETF	29,556
1,750	WisdomTree U.S. Small Cap Quality Dividend Growth ETF	58,188
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $970,095) - 53.68%		1,607,551

OPEN END MUTUAL FUNDS - 40.09%
11,985	Aberdeen Smallcap Fund Class A *	401,264
13,055	Columbia Acorn Fund Class Z	216,847
3,032	Franklin Microcap Value Fund Class A *	99,707
1,300	Hancock Horizon Burkenroad Smallcap Class D *	83,330
2,000	Touchstone Smallcap Core Fund Class Y	34,340
50,360	Wasatch Smallcap Value Fund *	377,194
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $830,781) - 40.09%		1,212,682

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 1.86%
250	EastGroup Properties, Inc.	$ 20,950
1,800	Medical Properties Trust, Inc.	23,166
500	One Liberties Properties, Inc.	11,715
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $42,853) - 1.86%		55,831

MONEY MARKET FUND - 1.92%
57,389	Federated Prime Obligations Fund - Institutional Class 0.82%** (Cost $57,389)	57,389

TOTAL INVESTMENTS (Cost $1,964,178) - 99.89%		2,991,600

OTHER ASSETS LESS LIABILITIES - 0.11%		3,324

NET ASSETS - 100.00%		$ 2,994,924

** Variable rate security; the coupon rate shown represents the yield at June 30, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2017 (UNAUDITED)

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $1,956,210; $1,449,914; $1,479,929; $1,528,472; $776,337; $1,964,182, respectively)	$ 2,766,476	$ 1,457,220	$ 2,034,636	$ 2,705,768	$ 775,410	$ 2,991,600
Cash	-	70	-	110	-	-
Receivables:
Dividends and Interest	2,075	7,648	268	1,511	2,964	2,045
Prepaid Expenses	4,241	2,291	2,940	4,181	1,317	4,628
Total Assets	2,772,792	1,467,229	2,037,844	2,711,570	779,691	2,998,273
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	609	101	447	597	-	653
Accrued Administrative Fees	76	40	56	75	21	82
Accrued Trustee Fees	98	15	14	25	-	57
Accrued Distribution Fees	11	38	2	43	6	3
Other Accrued Expenses	2,651	1,082	2,107	2,552	339	2,554
Dividends Payable	-	20	-	-	-	-
Total Liabilities	3,445	1,296	2,626	3,292	366	3,349
Net Assets	$ 2,769,347	$ 1,465,933	$ 2,035,218	$ 2,708,278	$ 779,325	$ 2,994,924

Net Assets Consist of:
Paid In Capital	$ 1,862,033	$ 1,646,674	$ 1,553,770	$ 1,472,329	$ 792,725	$ 1,942,687
Accumulated Undistributed Net Investment Income (Loss) on Investments	(12,785)	98	(11,814)	(14,775)	(1,422)	(22,140)
Accumulated Undistributed Realized Gain (Loss) on Investments	109,833	(188,145)	(61,445)	73,428	(11,051)	46,959
Unrealized Appreciation (Depreciation) in Value of Investments	810,266	7,306	554,707	1,177,296	(927)	1,027,418
Net Assets (for 191,068; 152,051; 186,092; 177,582; 87,583; 215,482, shares outstanding, respectively)	$ 2,769,347	$ 1,465,933	$ 2,035,218	$ 2,708,278	$ 779,325	$ 2,994,924
Net Asset Value and Offering Price Per Share	$ 14.49	$ 9.64	$ 10.94	$ 15.25	$ 8.90	$ 13.90

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended June 30, 2017 (UNAUDITED)

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $0, $0, $0, $0, $0, $0 respectively)	$ 18,502	$ 892	$ 10,153	$ 16,960	$ 879	$ 11,911
Interest	576	15,419	258	271	5,453	179
Total Investment Income	19,078	16,311	10,411	17,231	6,332	12,090

Expenses:
Advisory Fees (Note 3)	10,843	1,775	7,576	10,632	1,076	11,803
Distribution Fees (Note 3)	89	181	31	220	20	60
Transfer Agent and Fund Accounting Fees	6,316	3,268	4,263	6,554	2,415	6,878
Administrative Fees	1,356	710	947	1,329	430	1,476
Audit and Tax Service Fees	4,344	2,372	2,796	4,444	1,431	4,525
Legal Fees	1,810	936	1,248	1,810	593	1,991
Custody Fees	1,464	1,366	1,448	1,538	1,212	1,529
Printing Fees	362	181	262	307	81	253
Insurance Fees	2,199	1,098	1,515	2,208	605	2,396
Director's Fees	1,112	534	740	1,036	287	1,186
Registration Fees	882	465	594	861	318	966
Other	1,086	543	805	1,067	362	1,167
Total Expenses	31,863	13,429	22,225	32,006	8,830	34,230
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(1,076)	-
Net Expenses	31,863	13,429	22,225	32,006	7,754	34,230

Net Investment Income (Loss)	(12,785)	2,882	(11,814)	(14,775)	(1,422)	(22,140)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	70,508	(48,924)	32	58,644	(100)	35,242
Capital Gain Distributions from Investment Companies	6,026	-	4,373	4,021	-	7,605
Net Change in Unrealized Appreciation on Investments	82,153	39,202	243,937	166,731	51	11,113
Net Realized and Unrealized Gain (Loss) on Investments	158,687	(9,722)	248,342	229,396	(49)	53,960

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 145,902	$(6,840)	$236,528	$214,621	$(1,471)	$ 31,820

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (12,785)	$ (13,105)
Net Realized Gain on Investments	76,534	19,136
Net Change in Unrealized Appreciation on Investments	82,153	69,336
Net Increase in Net Assets Resulting from Operations	145,902	75,367

Distributions to Shareholders from:
Realized Gains	-	(4,613)
Net Change in Net Assets from Distributions	-	(4,613)

Capital Share Transactions:
Proceeds from Sale of Shares	40,907	59,019
Shares Issued on Reinvestment of Dividends	-	4,586
Cost of Shares Redeemed	(85,751)	(627,578)
Net Decrease from Shareholder Activity	(44,844)	(563,973)

Net Assets:
Net Increase (Decrease) in Net Assets	101,058	(493,219)
Beginning of Period	2,668,289	3,161,508
End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of $(12,785) and $0, respectively)	$ 2,769,347	$ 2,668,289

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,882	$ 6,138
Net Realized Gain (Loss) on Investments	(48,924)	1,476
Net Change in Unrealized Appreciation on Investments	39,202	14,680
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,840)	22,294

Distributions to Shareholders from:
Net Investment Income	(2,784)	(6,236)
Net Change in Net Assets from Distributions	(2,784)	(6,236)

Capital Share Transactions:
Proceeds from Sale of Shares	96,109	217,431
Shares Issued on Reinvestment of Dividends	2,760	6,178
Cost of Shares Redeemed	(33,747)	(347,652)
Net Increase (Decrease) from Shareholder Activity	65,122	(124,043)

Net Assets:
Net Increase (Decrease) in Net Assets	55,498	(107,985)
Beginning of Period	1,410,435	1,518,420
End of Period (Including Accumulated Undistributed Net
Investment Income of $98 and $0, respectively)	$ 1,465,933	$ 1,410,435

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (11,814)	$ (6,025)
Net Realized Gain (Loss) on Investments	4,405	(30,298)
Net Change in Unrealized Appreciation on Investments	243,937	31,184
Net Increase (Decrease) in Net Assets Resulting from Operations	236,528	(5,139)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	86,188	41,080
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(17,696)	(426,297)
Net Increase (Decrease) from Shareholder Activity	68,492	(385,217)

Net Assets:
Net Increase (Decrease) in Net Assets	305,020	(390,356)
Beginning of Period	1,730,198	2,120,554
End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of $(11,814) and $0, respectively)	$ 2,035,218	$ 1,730,198

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (14,775)	$ (19,998)
Net Realized Gain on Investments	62,665	123,610
Net Change in Unrealized Appreciation on Investments	166,731	36,139
Net Increase in Net Assets Resulting from Operations	214,621	139,751

Distributions to Shareholders from:
Realized Gains	-	(108,972)
Net Change in Net Assets from Distributions	-	(108,972)

Capital Share Transactions:
Proceeds from Sale of Shares	13,033	32,739
Shares Issued on Reinvestment of Dividends	-	108,275
Cost of Shares Redeemed	(104,519)	(744,602)
Net Decrease from Shareholder Activity	(91,486)	(603,588)

Net Assets:
Net Increase (Decrease) in Net Assets	123,135	(572,809)
Beginning of Period	2,585,143	3,157,952
End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of $(14,775) and $0, respectively)	$ 2,708,278	$ 2,585,143

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,422)	$ (2,770)
Net Realized Loss on Investments	(100)	(124)
Net Change in Unrealized Appreciation on Investments	51	2,125
Net Decrease in Net Assets Resulting from Operations	(1,471)	(769)

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	85,926	1,119,185
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(389,863)	(875,722)
Net Increase (Decrease) from Shareholder Activity	(303,937)	243,463

Net Assets:
Net Increase (Decrease) in Net Assets	(305,408)	242,694
Beginning of Period	1,084,733	842,039
End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of $(1,422) and $0, respectively)	$ 779,325	$ 1,084,733

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (22,140)	$ (41,283)
Net Realized Gain on Investments	42,847	9,383
Net Change in Unrealized Appreciation on Investments	11,113	506,568
Net Increase in Net Assets Resulting from Operations	31,820	474,668

Distributions to Shareholders from:
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	75,470	57,643
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(119,144)	(936,719)
Net Decrease from Shareholder Activity	(43,674)	(879,076)

Net Assets:
Net Decrease in Net Assets	(11,854)	(404,408)
Beginning of Period	3,006,778	3,411,186
End of Period (Including Accumulated Undistributed Net
Investment Income/(Loss) of $(22,140) and $0, respectively)	$ 2,994,924	$ 3,006,778

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2017

		Years Ended
		12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 13.74	$ 13.38	$ 14.25	$ 14.97	$ 13.00	$ 11.96

Income From Investment Operations: ***
Net Investment Loss *	(0.07)	(0.06)	(0.07)	(0.05)	(0.06)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.82	0.44	(0.67)	0.39	2.65	1.16
Total from Investment Operations	0.75	0.38	(0.74)	0.34	2.59	1.10

Distributions:
From Net Realized Gain	-	(0.02)	(0.13)	(1.06)	(0.62)	(0.06)
Total from Distributions	-	(0.02)	(0.13)	(1.06)	(0.62)	(0.06)

Net Asset Value, at End of Period	$ 14.49	$ 13.74	$ 13.38	$ 14.25	$ 14.97	$ 13.00

Total Return **	5.46% (b)	2.87%	(5.20)%	2.25%	20.01%	9.18%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,769	$ 2,668	$ 3,162	$ 3,375	$ 3,499	$ 2,816
Ratio of Expenses to Average Net Assets	2.35% (a)	2.34%	2.09%	1.97%	1.96%	2.16%
Ratio of Net Investment Loss to Average Net Assets	(0.94)% (a)	(0.46)%	(0.46)%	(0.35)%	(0.42)%	(0.46)%
Portfolio Turnover	8.93% (b)	20.49%	29.65%	25.18%	21.90%	10.84%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2017

		Years Ended
		12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 9.71	$ 9.60	$ 9.87	$ 9.96	$ 10.17	$ 9.85

Income From Investment Operations: ***
Net Investment Income *	0.02	0.04	0.07	0.08	0.14	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.07)	0.11	(0.27)	(0.09)	(0.21)	0.32
Total from Investment Operations	(0.05)	0.15	(0.20)	(0.01)	(0.07)	0.46

Distributions:
From Net Investment Income	(0.02)	(0.04)	(0.07)	(0.08)	(0.14)	(0.14)
From Net Realized Gain	-	-	-	-	-	-
Total from Distributions	(0.02)	(0.04)	(0.07)	(0.08)	(0.14)	(0.14)

Net Asset Value, at End of Period	$ 9.64	$ 9.71	$ 9.60	$ 9.87	$ 9.96	$ 10.17

Total Return **	(0.53)% (b)	1.58%	(2.02)%	(0.08)%	(0.68)%	4.68%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,466	$ 1,410	$ 1,518	$ 1,666	$ 2,071	$ 2,377
Ratio of Expenses to Average Net Assets	1.89% (a)	1.98%	1.57%	1.53%	1.46%	1.61%
Ratio of Net Investment Income to Average Net Assets	0.41% (a)	0.45%	0.72%	0.83%	1.37%	1.37%
Portfolio Turnover	24.50% (b)	20.36%	17.30%	12.92%	5.07%	22.53%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends,  and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2017

		Years Ended
		12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 9.64	$ 9.65	$ 10.45	$ 12.42	$ 11.54	$ 10.49

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.06)	(0.03)	(0.03)	0.06	(0.02)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.36	0.02	(0.77)	(1.06)	0.98	1.29
Total from Investment Operations	1.30	(0.01)	(0.80)	(1.00)	0.96	1.26

Distributions:
From Net Investment Income	-	-	-	(0.06)	-	-
From Net Realized Gain	-	-	-	(0.91)	(0.08)	(0.21)
Total from Distributions	-	-	-	(0.97)	(0.08)	(0.21)

Net Asset Value, at End of Period	$ 10.94	$ 9.64	$ 9.65	$ 10.45	$ 12.42	$ 11.54

Total Return **	13.49% (b)	(0.10)%	(7.57)%	(8.10)%	8.31%	11.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,035	$ 1,730	$ 2,121	$ 2,378	$ 2,985	$ 2,664
Ratio of Expenses to Average Net Assets	2.34% (a)	2.32%	2.14%	1.99%	1.98%	2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.25)% (a)	(0.32)%	(0.25)%	0.48%	(0.18)%	(0.31)%
Portfolio Turnover	6.00% (b)	11.11%	17.45%	17.58%	14.37%	12.86%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2017

		Years Ended
		12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 14.07	$ 13.99	$ 15.23	$ 15.92	$ 12.67	$ 11.43

Income From Investment Operations: ***
Net Investment Loss *	(0.08)	(0.10)	(0.11)	(0.10)	(0.10)	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.26	0.80	(0.48)	1.06	3.35	1.32
Total from Investment Operations	1.18	0.70	(0.59)	0.96	3.25	1.24

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	(0.62)	(0.65)	(1.65)	-	-
Total from Distributions	-	(0.62)	(0.65)	(1.65)	-	-

Net Asset Value, at End of Period	$ 15.25	$ 14.07	$ 13.99	$ 15.23	$ 15.92	$ 12.67

Total Return **	8.39% (b)	5.00%	(3.87)%	6.03%	25.65%	10.85%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,708	$ 2,585	$ 3,158	$ 3,434	$ 3,694	$ 2,969
Ratio of Expenses to Average Net Assets	2.41% (a)	2.31%	2.07%	1.99%	1.94%	2.14%
Ratio of Net Investment Loss to Average Net Assets	(1.11)% (a)	(0.70)%	(0.77)%	(0.61)%	(0.72)%	(0.66)%
Portfolio Turnover	2.28% (b)	9.45%	30.02%	21.72%	15.81%	5.55%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2017

				Years Ended
		12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 8.92	$ 8.91	$ 8.91	$ 8.98	$ 9.02	$ 8.86

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.01)	(0.02)	(0.00) (a)	(0.01)	0.06	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.01)	0.03	0.00(a)	(0.06)	(0.04)	0.16
Total from Investment Operations	(0.02)	0.01	0.00	(0.07)	0.02	0.22

Distributions:
From Net Investment Income	-	-	-	-	(0.06)	(0.06)
Return of Capital	-	-	-	-	-	-
From Net Realized Gain	-	-	-	-	-	-
Total from Distributions	-	-	-	-	(0.06)	(0.06)

Net Asset Value, at End of Period	$ 8.90	$ 8.92	$ 8.91	$ 8.91	$ 8.98	$ 9.02

Total Return **	(0.22)% (c)	0.11%	0.00%	(0.78)%	0.23%	2.48%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 779	$ 1,085	$ 842	$ 1,296	$ 1,287	$ 1,280
Ratio of Expenses to Average Net Assets	1.81% (b)	1.44%	1.47%	1.48%	1.52%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33)% (b)	(0.25)%	(0.03)%	(0.11)%	0.69%	0.64%
Portfolio Turnover	40.11% (c)	30.80%	0.00%	3.31%	48.25%	16.74%
Such Ratios are After Effect of Expenses Waived	(0.25)% (b)	(0.25)%	(0.25)%	(0.06)%	-	(0.04)%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Amount is less than 0.005

(b) Annualized.

(c) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 6/30/2017

		Years Ended
		12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012

Net Asset Value, at Beginning of Period	$ 13.74	$ 11.71	$ 14.01	$ 15.09	$ 11.67	$ 10.35

Income From Investment Operations: ***
Net Investment Loss *	(0.10)	(0.16)	(0.13)	(0.17)	(0.16)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.26	2.19	(0.82)	0.01	3.91	1.43
Total from Investment Operations	0.16	2.03	(0.95)	(0.16)	3.75	1.32

Distributions:
From Net Investment Income	-	-	-	-	-	-
From Net Realized Gain	-	-	(1.35)	(0.92)	(0.33)	-
Total from Distributions	-	-	(1.35)	(0.92)	(0.33)	-

Net Asset Value, at End of Period	$ 13.90	$ 13.74	$ 11.71	$ 14.01	$ 15.09	$ 11.67

Total Return **	1.16% (b)	17.34%	(6.76)%	(1.09)%	32.14%	12.75%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,995	$ 3,007	$ 3,411	$ 3,744	$ 4,403	$ 3,254
Ratio of Expenses to Average Net Assets	2.32% (a)	2.29%	2.09%	1.98%	1.94%	2.13%
Ratio of Net Investment Loss to Average Net Assets	(1.50)% (a)	(1.35)%	(0.94)%	(1.15)%	(1.21)%	(0.95)%
Portfolio Turnover	4.40% (b)	5.84%	39.36%	12.38%	10.62%	14.95%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2017 (UNAUDITED)

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Alternative Categories Fund (ACF)

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of FASB Accounting Standard Codification 946 and ASU 2013-08 applicable to investment companies.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the six months ended June 30, 2017.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other mutual funds held by the Funds are valued at Net Assets Value per share.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•

Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2017:

ACF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 379,486	-	-	$ 379,486
Exchange Traded Funds	1,181,604	-	-	1,181,604
Open-End Funds	886,613	-	-	886,613
Real Estate Investment Trusts	106,332	-	-	106,332
Short-Term Investments	212,441	-	-	212,441
Total	$ 2,766,476	-	-	$ 2,766,476

GBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$ 1,248,985	-	$ 1,248,985
Exchange Traded Funds	126,022	-	-	126,022
Short-Term Investments	82,213	-	-	82,213
Total	$ 208,235	$ 1,248,985	-	$ 1,457,220

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

INTF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 30,343	-	-	$ 30,343
Exchange Traded Funds	665,679	-	-	665,679
Open-End Funds	1,206,185	-	-	1,206,185
Short-Term Investments	132,429	-	-	132,429
Total	$2,034,636	-	-	$ 2,034,636

LCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 253,590	-	-	$ 253,590
Exchange Traded Funds	800,346	-	-	800,346
Open-End Funds	1,464,630	-	-	1,464,630
Real Estate Investment Trusts	65,712	-	-	65,712
Short-Term Investments	121,490	-	-	121,490
Total	$ 2,705,768	-	-	$ 2,705,768

STBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$ 658,838	-	$ 658,838
Exchange Traded Funds	48,024	-	-	48,024
Short-Term Investments	68,548	-	-	68,548
Total	$ 116,572	$ 658,838	-	$ 775,410

SCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 58,147	-	-	$ 58,147
Exchange Traded Funds	1,607,551	-	-	1,607,551
Open-End Funds	1,212,682	-	-	1,212,682
Real Estate Investment Trusts	55,831	-	-	55,831
Short-Term Investments	57,389	-	-	57,389
Total	$ 2,991,600	-	-	$ 2,991,600

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the six months ended June 30, 2017.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2017. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2014-2016, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits.  The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Indemnification: In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds expect the risk of loss to be remote.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the six months ended June 30, 2017, the Adviser earned $10,843, $1,775, $7,576, $10,632, $1,076, and $11,803 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the six months ended June 30, 2017, the Adviser voluntarily waived $1,076 in expenses for the STBF.  As of June 30, 2017, the Fund owed the Adviser for management fees $609, $101, $447, $597, $0, and $653 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the six months ended June 30, 2017, the distribution fees were as follows, $89, $181, $31, $220, $20, and $60 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of June 30, 2017, the Fund owed $11, $38, $2, $43, $6, and $3 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value.  Those affiliated persons held aggregate investments in the respective funds as of June 30, 2017, as follows:

	GBF	STBF	LCSF	SCSF	INTF	ACF
Affiliates - Shares Owned
J. Andre Weisbrod & Family	3,298	2,397	1,512	2,992	4,295	3,738
Employees	-	-	-	3,048	-	-
	3,298	2,397	1,512	6,040	4,295	3,738
Affiliates - Value of Shares Owned
J. Andre Weisbrod & Family	$ 31,797	$ 21,334	$ 23,059	$ 41,588	$ 46,992	$ 54,166
Employees	-	-	-	$ 42,365	-	-
	$ 31,797	$ 21,334	$ 23,059	$ 83,953	$ 46,992	$ 54,166

Shares Outstanding	152,051	87,583	177,582	215,482	186,092	191,068

Percentage of Ownership (Weisbrod+Employee)	2.17%	2.74%	0.85%	2.80%	2.31%	1.96%

Percentage of Ownership (Weisbrod only)	2.17%	2.74%	0.85%	1.39%	2.31%	1.96%

Mr. Weisbrod is an interested director because he is an owner of the Adviser.

Aggregate annual Trustee fees for the six months ended June 30, 2017, were $4,895.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Note 4. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of a separate series.  Paid-in capital at June 30, 2017, was $1,862,033 representing 191,068 shares outstanding for the ACF, $1,646,674 representing 152,051 shares outstanding for the GBF, $1,553,770 representing 186,092 shares outstanding for the INTF, $1,472,329 representing 177,582 shares outstanding for the LCSF, $792,725 representing 87,583 shares outstanding for the STBF, and $1,942,687 representing 215,482 shares outstanding for the SCSF. Transactions in capital shares for the six months ended June 30, 2017, and year ended December 31, 2016 were as follows:

	June 30, 2017
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	2,865	9,950	8,319	873	9,646	5,443
Shares issued on Reinvestment of Dividends	-	286	-	-	-	-
Shares Redeemed	(5,990)	(3,486)	(1,728)	(7,060)	(43,718)	(8,814)
Net Increase (Decrease)	(3,125)	6,750	6,591	(6,187)	(34,072)	(3,371)

	June 30, 2017
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 40,907	$ 96,109	$ 86,188	$ 13,033	$ 85,926	$ 75,470
Shares issued on Reinvestment of Dividends	-	2,760	-	-	-	-
Shares Redeemed	(85,751)	(33,747)	(17,696)	(104,519)	(389,863)	(119,144)
Net Increase (Decrease)	$(44,844)	$ 65,122	$ 68,492	$(91,486)	$(303,937)	$(43,674)

	December 31, 2016
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	4,475	22,244	4,344	2,301	125,208	4,978
Shares issued on Reinvestment of Dividends	334	634	-	7,695	-	-
Shares Redeemed	(46,908)	(35,695)	(44,572)	(52,007)	(98,032)	(77,377)
Net Increase (Decrease)	(42,099)	(12,817)	(40,228)	(42,011)	27,176	(72,399)

	December 31, 2016
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 59,019	$ 217,431	$ 41,080	$ 32,739	$1,119,185	$ 57,643
Shares issued on Reinvestment of Dividends	4,586	6,178	-	108,275	-	-
Shares Redeemed	(627,578)	(347,652)	(426,297)	(744,602)	(875,722)	(936,719)
Net Increase (Decrease)	$(563,973)	$(124,043)	$(385,217)	$(603,588)	$ 243,463	$(879,076)

Note 5. Investment Transactions

For the six months ended June 30, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $224,629 and $297,049 for the ACF, $340,011 and $345,910 for the GBF, $108,601 and $128,120 for the INTF, $58,436 and $152,783 for the LCSF, $354,864 and $274,000 for the STBF, and $127,880 and $142,542 for the SCSF, respectively.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Note 6. Tax Matters

At June 30, 2017, the tax cost basis for investments held were as follows: $1,956,210 for the ACF, $1,449,914 for the GBF, $1,479,929 for the INTF, $1,528,472 for the LCSF, $776,337 for the STBF, and $1,964,182 for the SCSF, respectively.

At June 30, 2017, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$834,885	$(24,619)	$810,266

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$12,130	$(4,824)	$7,306

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$555,729	$(1,022)	$554,707

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,184,252	$(6,956)	$1,177,296

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,204	$(2,131)	$(927)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,069,009	$(41,591)	$1,027,418

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary income	$ -
Undistributed capital gain	33,299
Unrealized appreciation on investments	728,113

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

GBF	Value
Undistributed ordinary income	$ -
Undistributed capital loss	(139,221)
Unrealized depreciation on investments	(31,896)

INTF	Value
Undistributed ordinary income	$ -
Undistributed capital loss	(65,850)
Unrealized appreciation on investments	310,770

LCSF	Value
Undistributed ordinary income	$ -
Undistributed capital gain	10,763
Unrealized appreciation on investments	1,010,565

STBF	Value
Undistributed ordinary income	$ -
Undistributed capital loss	(10,951)
Unrealized depreciation on investments	(978)

SCSF	Value
Undistributed ordinary income	$ -
Undistributed capital gain	4,112
Unrealized appreciation on investments	1,016,305

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid for the six months ended June 30, 2017 and year ended December 31, 2016 are as follows:

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

	ACF	GBF	INTF	LCSF	STBF	SCSF
June 30, 2017

Ordinary Distribution	$ -	$ 2,784	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ -	$ -	$ -	$ -	$ -	$ -

December 31, 2016

Ordinary Distribution	$ -	$ 6,236	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ 4,613	$ -	$ -	$ 108,972	$ -	$ -

As of December 31, 2016, the following net capital loss carryforwards existed for federal  income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2017	-	55,195	-	-	10,707	-
2018	-	-	-	-	-	-
No Expiration	-	-	30,298	-	-	-
	$ -	$ 55,195	$30,298	$ -	$ 10,707	$ -

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of June 30, 2017, Ronald & Shirley Franck, owned approximately 31.58% of the ACF Fund.  As of June 30, 2017, Ronald & Shirley Franck, owned approximately 28.14% of the INTF Fund.  As of June 30, 2017, Ronald & Shirley Franck, owned approximately 27.34% of the SCSF Fund.

Note 8.  New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Fund’s financial statements and related disclosures.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Note 9. Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION

JUNE 30, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2017 through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Alternative Categories

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,054.59	$11.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.14	$11.73

* Expenses are equal to the Fund's annualized expense ratio of 2.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

General Bond

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$994.69	$9.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.42	$9.44

* Expenses are equal to the Fund's annualized expense ratio of 1.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,134.85	$12.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.19	$11.68

* Expenses are equal to the Fund's annualized expense ratio of 2.34%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Larger Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,083.87	$12.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.84	$12.03

* Expenses are equal to the Fund's annualized expense ratio of 2.41%, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).

Short-Term

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$997.76	$8.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.82	$9.05

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Smaller Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2017	June 30, 2017	January 1, 2017 to June 30, 2017

Actual	$1,000.00	$1,011.64	$11.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.29	$11.58

* Expenses are equal to the Fund's annualized expense ratio of 2.32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

TRUSTEES & OFFICERS

JUNE 30, 2017 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 65	Trustee	Continuous, 16 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 79	Trustee	Continuous, 17 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 68	Secretary/ Trustee	Continuous, 21 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS & COMMITTEE MEMBERS

JUNE 30, 2017 (UNAUDITED)

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS & COMMITTEE MEMBERS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 117 Long Valley Drive Ext., Coraopolis, PA 15108, Age 67	Indeterminate / 21 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 68	Indeterminate / 21 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver Street, Sewickley, PA 15141, Age 79	Indeterminate / 17 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143, Age 65	Indeterminate / 16 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS & COMMITTEE MEMBERS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Staar Investment Trust; Past: Imani Christian Academy, D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2012 – Present, Moon Twp., PA, CJL Engineering, Chief Financial Officer; 2006 – 2012, Moon Twp., PA, CJL Engineering, Accounting Consultant; 2001 – 2012, Sewickley, PA, St. Stephen’s Episcopal Church, Director of Finance;  2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 –

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS & COMMITTEE MEMBERS (CONTINUED)

JUNE 30, 2017 (UNAUDITED)

1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2016.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

JUNE 30, 2017 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370. Proxy records are available at www.sec.gov.

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Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Goff, Backa, Alfera & Co., LLC

3325 Saw Mill Run Blvd.

Pittsburgh, PA 15227

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

There were no waivers to the Code of Ethics granted during the period.

The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest.

The Code of Ethics may be found at www.staarfunds.com

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: August 31, 2017

The STAAR Investment Trust

(Registrant)

Date: August 31, 2017